Investments - Summary of Fixed Maturity Securities by Rating (Details) - RiverSource Life $ in Millions		12 Months Ended
		Dec. 31, 2022 USD ($) issuer	Dec. 31, 2021 USD ($) issuer
Investments
Fixed maturity securities rated internally		$ 257	$ 359
Amortized Cost	[1]	17,331	14,718
Fair Value	[1]	16,135	16,239
Ameriprise Advisor Financing, LLC ("AAF")
Investments
Issuers greater than 10% of equity		544	289
AAA
Investments
Amortized Cost		6,313	5,031
Fair Value		5,754	5,107
AA
Investments
Amortized Cost		1,159	757
Fair Value		1,188	932
A
Investments
Amortized Cost		1,572	1,662
Fair Value		1,594	2,013
BBB
Investments
Amortized Cost		7,646	6,293
Fair Value		7,023	7,063
Below investment grade
Investments
Amortized Cost		641	975
Fair Value		576	1,124
Below investment grade | CLOs
Investments
Amortized Cost		1	1
Fair Value		$ 1	$ 2
Total investments | Credit concentration risk | Fixed maturity securities
Investments
Percentage of total		85.00%	85.00%
Fixed maturity securities | Credit concentration risk
Investments
Percentage of total		100.00%	100.00%
Fixed maturity securities | Credit concentration risk | AAA
Investments
Percentage of total		36.00%	31.00%
Fixed maturity securities | Credit concentration risk | AA
Investments
Percentage of total		7.00%	6.00%
Fixed maturity securities | Credit concentration risk | A
Investments
Percentage of total		10.00%	12.00%
Fixed maturity securities | Credit concentration risk | BBB
Investments
Percentage of total		43.00%	44.00%
Fixed maturity securities | Credit concentration risk | Below investment grade
Investments
Percentage of total		4.00%	7.00%
Fixed maturity securities | Credit concentration risk | GNMA, FNMA and FHLMC mortgage backed securities. | AAA
Investments
Percentage of total		36.00%	40.00%
Stockholders' Equity, Total | Investment Concentration Risk
Investments
Number of issuers greater than 10% of equity | issuer		30	35
Issuers greater than 10% of equity		$ 4,400	$ 4,900
Stockholders' Equity, Total | Investment Concentration Risk | Ameriprise Advisor Financing, LLC ("AAF")
Investments
Percentage of total		56.00%	28.00%
Stockholders' Equity, Total | Investment Concentration Risk | Minimum
Investments
Percentage of total		10.00%	10.00%
Stockholders' Equity, Total | Investment Concentration Risk | Maximum
Investments
Percentage of total		22.00%	24.00%

[1]	Recast for the adoption of accounting standard, Financial Services – Insurance – Targeted Improvements to the Accounting for Long-Duration Contracts. See Note 3 for more information.